NOTE PAYABLE	9 Months Ended
Feb. 28, 2013
NOTE PAYABLE [Abstract]
NOTE PAYABLE	NOTE 8. NOTE PAYABLE On August 14, 2012, the company issued a note payable in the amount of $3,000 to an unrelated party. The note accrues interest at 5% and is due on demand.